Changes in Equity and Earnings per Share - Additional Information (Detail)								12 Months Ended
	Nov. 16, 2017 USD ($)	Nov. 16, 2017 € / shares	May 04, 2017 USD ($)	May 04, 2017 EUR (€) € / shares	Oct. 06, 2016 USD ($) shares	Oct. 06, 2016 EUR (€)	Jun. 05, 2013 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 EUR (€) € / shares shares	Oct. 25, 2017 € / shares	Dec. 31, 2016 EUR (€) € / shares shares	Oct. 27, 2016 EUR (€) € / shares	Oct. 06, 2016 EUR (€) shares	Dec. 31, 2014 USD ($)
Disclosure of classes of share capital [line items]
Capital | $								$ 80,220,000,000		$ 81,425,000,000	[1]		$ 45,719,000,000						$ 54,257,000,000
Share premium | $								$ 17,620,000,000		$ 17,620,000,000	[1]
Number of shares issued								1,934,000,000		1,606,000,000			1,607,000,000	1,934,000,000		1,606,000,000
Retained earnings | $								$ 28,394,000,000		$ 28,214,000,000	[1]
Number Of treasury shares								85,500,000		85,500,000			1,900,000	85,500,000		85,500,000
Issued capital | $								$ 1,736,000,000		$ 1,736,000,000	[1]		$ 1,736,000,000
Number of shares granted								778,668	778,668
Shares exercised								3,025,512	3,025,512
Number of shares outstanding | $								$ 85,541,785
Number of shares outstanding								2,019,000,000		2,019,000,000				2,019,000,000		2,019,000,000
Par value per share | € / shares														€ 0.61
Subscribed capital								$ 62,580,115						€ 52,180,489
Dividend declared per share | € / shares															€ 1.60		€ 1.60
Dividend declared | €														€ 3,089,000,000		€ 3,091,000,000	€ 2,570,000,000
Dividend declared date								Oct. 25, 2017	Oct. 25, 2017	Oct. 27, 2016		Oct. 27, 2016
Dividend proposed per share | € / shares														€ 2.00		€ 2.00
Dividend proposed | €									€ 3,867,000,000			€ 3,856,000,000
Dividend paid per share | € / shares				€ 3.60					€ 3.60
Dividend paid				€ 6,947,000,000				$ 9,230,000,000	€ 6,956,000,000	$ 8,480,000,000			8,559,000,000
Profit attributable to equity holders | $								7,996,000,000		1,241,000,000			8,273,000,000
Diluted earnings per share based on the profit | $								$ 7,996,000,000		$ 1,241,000,000			$ 8,273,000,000
Number of antidilutive share options outstanding								5,000,000						5,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares								326,000,000	326,000,000	326,000,000		326,000,000
Restricted shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued					325,999,817													325,999,817
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding								1,693,000,000		1,693,000,000				1,693,000,000		1,693,000,000
Grupo Modelo [member]
Disclosure of classes of share capital [line items]
Dividend paid per share | € / shares		€ 1.60		€ 2.00
Dividend paid | $	$ 42,000,000		$ 51,000,000
Shares reserved for issue under options and contracts for sale of shares							23,076,922
Deferred share units vesting period							5 years
Proceeds from issuing shares | $							$ 1,500,000,000
SAB [member]
Disclosure of classes of share capital [line items]
Number of shares transferred					102,890,758,014													102,890,758,014
Consolidation factor					185.2331680564													185.2331680564
Shares converted into restricted shares					60,385,979,068													60,385,979,068
Restricted shares | $					$ 325,999,817
SAB [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares issued for consideration					163,276,737,100													163,276,737,100
Capital | €																		€ 85,531,000,000
Capital increase					$ 9,528,000,000	€ 8,553,000,000
Share premium					$ 85,754,000,000													€ 76,978,000,000
Shares transferred for consideration paid					1,632,767,371													1,632,767,371
Number of shares issued					555,466,167													555,466,167
Newbelco [member]
Disclosure of classes of share capital [line items]
Changes in share premium								$ (27,244,000,000)						€ (24,456,000,000)
Changes in issued capital								9,528,000,000	€ 8,553,000,000
Other reserves								$ 36,772,000,000						33,009,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage								15.00%	15.00%
Parent [member]
Disclosure of classes of share capital [line items]
Changes in share premium					$ (58,510,000,000)													€ (52,522,000,000)
Retained earnings					49,556,000,000													44,485,000,000
Issued capital								$ 1,736,000,000,000						€ 1,238,608,344.12
Restricted shares								2,019,241,973	2,019,241,973
Number of shares authorized								37,000,000						37,000,000
Number of shares outstanding								85,000,000						85,000,000
Expenses on stock option plans and in equity | $								$ 17,000,000
Profit attributable to equity holders | $								$ 7,996,000,000		$ 1,241,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Capital reserve					$ 8,953,000,000													€ 8,037,000,000
Number Of treasury shares					85,000,000													85,000,000
Equity shares								85,541,785						85,541,785
Parent [member] | Restricted shares [member]
Disclosure of classes of share capital [line items]
Restricted shares								325,999,817	325,999,817
Parent [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued					85,000,000													85,000,000
Parent [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $								$ 19,000,000
Parent [member] | Subscribed Capital [Member]
Disclosure of classes of share capital [line items]
Issued capital								2,783,038						€ 2,320,550
AB inBev [member]
Disclosure of classes of share capital [line items]
Purchase of interests in associates | $								$ 206,000,000

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).